Property, Plant and Equipment, Net	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, net
(7)	Property, Plant and Equipment, net

Property, plant and equipment, net, is comprised of the following:

	As of June 30,
	2023	2024
	RMB	RMB
Cost:
Building	-	11,242
Office equipment, furniture and fixtures	3,920	12,189
Motor vehicles	1,932	7,122
Leasehold improvements	737	8,342
Sub-total	6,589	38,895
Accumulated depreciation	(5,023)	(5,759)
	1,566	33,136
Construction in progress	-	53,640
	1,566	86,776

Depreciation expenses charged were RMB5,603, RMB3,545 and RMB8,368 for the years ended June 30, 2022, 2023 and 2024, respectively. In the year ended June 30, 2024, the Group recorded a loss of RMB1,293 (2023: RMB2,951) related to disposal of furniture, office equipment, fixtures and leasehold improvements due to termination of rental offices in others, net of the consolidated statements of operations and comprehensive loss.

No impairment for property, plant and equipment was recorded for the years ended June 30, 2022, 2023 and 2024.